UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21328

SMA Relationship Trust
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL		60606-1295
(Address of principal executive offices)		(Zip code)

Tammie Lee, Esq. UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019
(Name and address of agent for service)

Copy to: Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code:		212-821-3000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1.  Schedule of Investments

SMA Relationship Trust - Series A

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2016

Bonds
US government obligation	4.99%
Non-US government obligations	4.89
Total bonds	9.88%

Investment company
UBS Global Corporate Bond Relationship Fund	40.47
Short-term investments	33.42
Options purchased	0.63
Total investments	84.40%
Cash and other assets, less liabilities	15.60
Net assets	100.00%

1                 Figures represent the direct investments of SMA Relationship Trust - Series A. Figures may be different if a breakdown of the underlying investment company was included.

SMA Relationship Trust - Series A – Portfolio of investments

March 31, 2016 (unaudited)

		Face amount	Value
Bonds: 9.88%
US government obligation: 4.99%
US Treasury Inflation Indexed Note (TIPS),
0.625%, due 01/15/2026[1] (cost $2,427,180)	$2,400,000		$2,502,520

Non-US government obligations: 4.89%
Australia: 4.89%
Commonwealth of Australia
4.250%, due 07/21/17	AUD	729,000	575,362
4.500%, due 04/15/20		1,567,000	1,318,849
4.750%, due 06/15/16		725,000	558,848
Total Non-US government obligations (cost $2,806,716)			2,453,059
Total bonds (cost $5,233,896)			4,955,579

		Shares
Investment company: 40.47%
UBS Global Corporate Bond Relationship Fund*2 (cost $19,778,205)		1,486,564	20,286,542
Short-term investments: 33.42%
Investment company: 11.50%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $5,765,168)		5,765,168	5,765,168

	Face amount
US Government Obligations: 21.92%
US Treasury Bills,
0.361%, due 09/15/2016[3]	6,000,000	5,990,682
0.426%, due 08/18/2016[3]	5,000,000	4,993,485
Total US Government Obligations (cost $10,981,775)		10,984,167
Total short-term investments (cost $16,746,943)		16,749,335

	Number of contracts
Options purchased: 0.63%
Call options: 0.08%
EURO STOXX 50 Index, strike @ EUR 3,225, expires June 2016	182	33,136
Put options: 0.55%
S&P 500 Index, strike @ USD 1,950, expires April 2016	25	4,500
S&P 500 Index, strike @ USD 1,800, expires December 2017	24	273,600
		278,100
Total options purchased (cost $479,055)		311,236
Total investments: 84.40% (cost $42,238,099)		42,302,692
Cash and other assets, less liabilities: 15.60%		7,820,103
Net assets: 100.00%		$50,122,795

SMA Relationship Trust - Series A – Portfolio of investments

March 31, 2016 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$586,070
Gross unrealized depreciation	(521,477)
Net unrealized appreciation of investments	$64,593

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
GSI	USD	1,470,000	INR	102,247,614	05/23/16	$59,697
GSI	USD	1,020,000	INR	68,614,380	06/08/16	3,507
JPMCB	AUD	3,820,000	USD	2,714,454	06/08/16	(204,691)
JPMCB	CHF	1,150,000	USD	1,155,787	06/08/16	(43,760)
JPMCB	EUR	3,170,000	USD	3,564,834	06/08/16	(49,700)
JPMCB	GBP	300,000	USD	426,706	06/08/16	(4,254)
JPMCB	HKD	6,660,000	USD	859,436	06/08/16	557
JPMCB	JPY	61,100,000	USD	547,980	06/08/16	4,069
JPMCB	KRW	1,189,065,000	USD	1,020,000	06/08/16	(17,918)
JPMCB	NZD	2,275,000	USD	1,489,370	06/08/16	(77,561)
JPMCB	SEK	2,030,000	USD	247,628	06/08/16	(3,037)
JPMCB	USD	167,293	AUD	220,000	06/08/16	825
JPMCB	USD	3,598,133	EUR	3,255,000	06/08/16	113,321
JPMCB	USD	857,154	HKD	6,660,000	06/08/16	1,726
JPMCB	USD	1,788,587	JPY	202,900,000	06/08/16	17,624
JPMCB	USD	235,887	SEK	2,030,000	06/08/16	14,777
MSC	TWD	49,160,034	USD	1,470,000	05/23/16	(58,244)
Net unrealized depreciation on forward foreign currency contracts						$(243,062)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures sell contracts:
5 Year US Treasury Notes, 11 contracts (USD)	June 2016	$(1,335,756)	$(1,332,805)	$2,951
10 Year US Treasury Notes, 49 contracts (USD)	June 2016	(6,432,737)	(6,389,141)	43,596
Index futures buy contracts:
Amsterdam Exchanges Index, 29 contracts (EUR)	April 2016	2,924,910	2,901,941	(22,969)
Hong Kong Hang Seng China Enterprise Index, 17 contracts (HKD)	April 2016	958,404	986,381	27,977
TOPIX Index, 56 contracts (JPY)	June 2016	6,756,586	6,704,873	(51,713)
Index futures sell contracts:
E-mini S&P 500 Index, 10 contracts (USD)	June 2016	(989,701)	(1,025,749)	(36,048)
FTSE 100 Index, 32 contracts (GBP)	June 2016	(2,805,905)	(2,809,535)	(3,630)
FTSE China A50 Index, 103 contracts (USD)	April 2016	(977,431)	(988,800)	(11,369)
NIKKEI 225 Index, 27 contracts (JPY)	June 2016	(4,082,988)	(4,020,792)	62,196
Interest rate futures buy contracts:
Australian Government 10 Year Bond, 58 contracts (AUD)	June 2016	5,782,002	5,822,198	40,196
Interest rate futures sell contracts:
Euro-Bund, 22 contracts (EUR)	June 2016	(4,074,324)	(4,088,520)	(14,196)
Long Gilt, 38 contracts (GBP)	June 2016	(6,579,188)	(6,615,884)	(36,696)
Net unrealized appreciation on futures contracts				$295

SMA Relationship Trust - Series A – Portfolio of investments

March 31, 2016 (unaudited)

Options written

Written options activity for the period ended March 31, 2016 was as follows:

	Number of contracts	Premiums received
Options outstanding at December 31, 2015	—	$—
Options written	284	210,397
Options terminated in closing purchase transactions	(284)	(210,397)
Options expired prior to exercise	—	—
Options outstanding at March 31, 2016	—	$—

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
US government obligation	$—	$2,502,520	$—	$2,502,520
Non-US government obligations	—	2,453,059	—	2,453,059
Investment company	—	20,286,542	—	20,286,542
Short-term investments	—	16,749,335	—	16,749,335
Options purchased	311,236	—	—	311,236
Forward foreign currency contracts	—	216,103	—	216,103
Futures contracts	176,916	—	—	176,916
Total	$488,152	$42,207,559	$—	$42,695,711

Liabilities
Forward foreign currency contracts	$—	$(459,165)	$—	$(459,165)
Futures contracts	(176,621)	—	—	(176,621)
Total	$(176,621)	$(459,165)	$—	$(635,786)

At March 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

1                 Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

2                 The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund. Additional information about UBS Global Corporate Bond Relationship Fund’s portfolio holdings may be found in the N-CSR filing for UBS Relationship Funds (Investment Company Act file No. 811-09036), which may be viewed on the SEC’s website www.sec.gov.

Change in
					net unrealized		Net income
		Purchases	Sales	Net realized	appreciation		earned from
		during the	during the	gain during the	during the		affiliate for the
	Value	three months ended	three months ended	three months ended	three months ended	Value	three months ended
Security description	12/31/15	03/31/16	03/31/16	03/31/16	03/31/16	03/31/16	03/31/16
UBS Global Corporate Bond Relationship Fund	$35,896,092	$—	$16,500,000	$2,054,889	$(1,164,439)	$20,286,542	$—

3                 Rate shown is the discount rate at the date of purchase.

SMA Relationship Trust - Series G

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2016

Common stocks
Airlines	3.54%
Auto components	1.84
Automobiles	3.51
Banks	11.73
Beverages	1.86
Biotechnology	0.30
Capital markets	0.95
Chemicals	2.57
Construction materials	1.25
Diversified financial services	4.42
Diversified telecommunication services	1.10
Electric utilities	0.72
Electrical equipment	2.48
Electronic equipment, instruments & components	0.95
Food products	3.45
Health care providers & services	1.78
Hotels, restaurants & leisure	2.40
Household durables	2.13
Industrial conglomerates	1.57
Insurance	4.34
IT services	0.25
Life sciences tools & services	0.95
Machinery	3.76
Marine	0.99
Media	1.93
Metals & mining	2.95
Multiline retail	0.78
Oil, gas & consumable fuels	7.64
Personal products	2.27
Pharmaceuticals	6.10
Real estate investment trust (REIT)	1.83
Real estate management & development	1.24
Semiconductors & semiconductor equipment	1.12
Software	1.87
Specialty retail	1.07
Technology hardware, storage & peripherals	0.73
Textiles, apparel & luxury goods	1.01
Tobacco	2.06
Trading companies & distributors	1.29
Wireless telecommunication services	4.27
Total common stocks	97.00%
Investment companies
iShares MSCI Canada ETF	0.06
iShares MSCI EAFE ETF	0.99
Total investment companies	1.05%
Short-term investment	0.04
Total investments	98.09%
Cash and other assets, less liabilities	1.91
Net assets	100.00%

SMA Relationship Trust - Series G – Portfolio of investments
March 31, 2016 (unaudited)

	Shares	Value
Common stocks: 97.00%
Australia: 1.83%
Westfield Corp., REIT	400,240	$3,064,972

Austria: 1.29%
Erste Group Bank AG*	76,802	2,158,607

Brazil: 0.25%
Cielo SA	43,280	420,926

Canada: 5.16%
Husky Energy, Inc.	140,971	1,755,150
Suncor Energy, Inc.	112,820	3,142,021
Toronto-Dominion Bank	86,370	3,728,125
Total Canada common stocks		8,625,296

China: 6.10%
AIA Group Ltd.	637,400	3,611,250
China Biologic Products, Inc.*	4,370	500,278
China Merchants Bank Co., Ltd., H Shares	199,500	419,196
China Mobile Ltd.	61,500	685,372
China Pacific Insurance Group Co., Ltd., H Shares	106,200	397,017
Hollysys Automation Technologies Ltd.*	24,838	522,840
Jardine Matheson Holdings Ltd.	46,000	2,625,680
Lenovo Group Ltd.	302,000	235,142
Power Assets Holdings Ltd.	118,000	1,207,023
Total China common stocks		10,203,798

Denmark: 2.15%
AP Moeller - Maersk A/S, Class B*	1,262	1,655,430
Danske Bank A/S	68,927	1,947,239
Total Denmark common stocks		3,602,669

Finland: 1.95%
Sampo Oyj, Class A	68,573	3,256,939

France: 4.84%
Danone SA	44,666	3,177,098
Renault SA	27,259	2,708,493
Schneider Electric SE	34,821	2,200,651
Total France common stocks		8,086,242

Germany: 8.30%
Bayer AG	23,095	2,714,703
Fresenius SE & Co. KGaA	40,728	2,975,773
HeidelbergCement AG	24,459	2,094,350
KION Group AG*	41,032	2,392,412
ThyssenKrupp AG	106,870	2,220,551
TUI AG	96,094	1,489,182
Total Germany common stocks		13,886,971

Indonesia: 0.35%
Astra International Tbk PT	437,400	239,151
Bank Rakyat Indonesia Persero Tbk PT*	392,600	338,270
Total Indonesia common stocks		577,421

Ireland: 3.99%
ICON PLC*	21,200	1,592,120
Ryanair Holdings PLC ADR	30,390	2,608,070
Shire PLC	43,615	2,479,998
Total Ireland common stocks		6,680,188

Israel: 1.87%
Check Point Software Technologies Ltd.*	35,700	3,122,679

Italy: 3.21%
Autogrill SpA*	174,632	1,452,597
Banca Mediolanum SpA	229,624	1,831,637
Intesa Sanpaolo SpA	749,473	2,075,777
Total Italy common stocks		5,360,011

Japan: 21.53%
ABC-Mart, Inc.	27,900	1,787,365
Alps Electric Co., Ltd.	60,700	1,058,185
Hino Motors Ltd.	181,700	1,964,804
Inpex Corp.	195,000	1,478,809
Japan Airlines Co., Ltd.	90,600	3,318,257
KDDI Corp.	158,700	4,238,769
Matsui Securities Co., Ltd.	185,600	1,581,504
Mitsui Fudosan Co., Ltd.	83,000	2,070,852
Nidec Corp.	28,400	1,943,297
ORIX Corp.	207,300	2,957,218
Shin-Etsu Chemical Co., Ltd.	40,700	2,106,151
Sony Corp.	138,500	3,560,180
Sumitomo Electric Industries Ltd.	141,000	1,715,127
THK Co., Ltd.	105,000	1,936,825
Toyota Industries Corp.	30,300	1,362,282
Toyota Motor Corp.	55,300	2,924,569
Total Japan common stocks		36,004,194

Netherlands: 5.24%
Heineken NV	34,392	3,117,075
Koninklijke DSM NV	39,704	2,183,736
Royal Dutch Shell PLC, Class A	143,070	3,460,355
Total Netherlands common stocks		8,761,166

Norway: 1.10%
Telenor ASA	113,995	1,844,651

Russia: 0.20%
Sberbank of Russia PJSC ADR	48,389	335,820

South Africa: 0.37%
Naspers Ltd., Class N	4,384	612,001

South Korea: 0.60%
Samsung Electronics Co., Ltd.	538	617,223
Wonik IPS Co., Ltd.1*	40,596	394,032
Total South Korea common stocks		1,011,255

Spain: 3.57%
Banco Bilbao Vizcaya Argentaria SA	250,163	1,662,987
Banco Santander SA	383,417	1,690,188
Mediaset Espana Comunicacion SA	227,398	2,614,731
Total Spain common stocks		5,967,906

Switzerland: 4.00%
Cie Financiere Richemont SA	25,598	1,691,803
Roche Holding AG	20,307	4,998,873
Total Switzerland common stocks		6,690,676

Taiwan: 0.22%
Catcher Technology Co., Ltd. GDR	8,815	361,371

Thailand: 0.10%
Kasikornbank PCL	32,700	160,804

United Kingdom: 18.14%
ARM Holdings PLC	101,903	1,484,072
Ashtead Group PLC	174,165	2,161,248
Associated British Foods PLC	53,761	2,585,905
BP PLC	583,552	2,934,700
HSBC Holdings PLC	437,811	2,728,389
Imperial Brands PLC	62,062	3,443,345
Lloyds Banking Group PLC	2,428,519	2,372,511
London Stock Exchange Group PLC	64,241	2,601,905

SMA Relationship Trust - Series G – Portfolio of investments
March 31, 2016 (unaudited)

	Shares	Value
Common stocks—(Concluded)
United Kingdom—(Concluded)
Next PLC	16,887	$1,309,714
Rio Tinto Ltd.	43,235	1,414,823
Rio Tinto PLC	46,038	1,293,017
Unilever NV CVA	84,537	3,788,626
Vodafone Group PLC	698,342	2,218,622
Total United Kingdom common stocks		30,336,877

United States: 0.64%
Carnival PLC	19,779	1,065,853
Total common stocks (cost $172,658,704)		162,199,293

Investment companies: 1.05%
iShares MSCI Canada ETF	4,000	94,840
iShares MSCI EAFE ETF	29,000	1,656,770
Total investment companies (cost $1,682,610)		1,751,610

Short-term investment: 0.04%
Investment company: 0.04%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $67,445)	67,445	67,445
Total investments: 98.09% (cost $174,408,759)		164,018,348
Cash and other assets, less liabilities: 1.91%		3,193,953
Net assets: 100.00%		$167,212,301

SMA Relationship Trust - Series G – Portfolio of investments
March 31, 2016 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$6,088,212
Gross unrealized depreciation	(16,478,623)
Net unrealized depreciation of investments	$(10,390,411)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	AUD	2,180,000	USD	1,636,822	06/17/16	$(28,426)
DB	USD	1,650,000	MXN	28,914,866	06/17/16	12,229
GSI	KRW	872,000,000	USD	732,066	06/17/16	(28,942)
GSI	USD	1,650,000	INR	111,180,300	06/17/16	5,958
JPMCB	CHF	3,120,000	USD	3,151,808	06/17/16	(103,985)
JPMCB	CNY	10,425,000	USD	1,591,360	06/17/16	(15,712)
JPMCB	DKK	5,210,000	USD	772,144	06/17/16	(25,374)
JPMCB	GBP	2,870,000	USD	4,079,341	06/17/16	(43,715)
JPMCB	HKD	21,975,000	USD	2,831,554	06/17/16	(2,465)
JPMCB	ILS	6,170,000	USD	1,590,445	06/17/16	(55,111)
JPMCB	JPY	159,500,000	USD	1,404,727	06/17/16	(15,625)
JPMCB	NOK	8,930,000	USD	1,048,236	06/17/16	(30,541)
JPMCB	USD	2,324,749	AUD	3,115,000	06/17/16	54,723
JPMCB	USD	5,444,805	CAD	7,210,000	06/17/16	107,034
JPMCB	USD	1,650,000	COP	5,132,407,500	06/17/16	46,594
JPMCB	USD	3,604,165	EUR	3,260,000	06/17/16	114,086
JPMCB	USD	1,308,995	MXN	23,360,000	06/17/16	33,901
JPMCB	USD	4,542,913	SEK	38,100,000	06/17/16	163,208
JPMCB	USD	1,825,770	SGD	2,525,000	06/17/16	46,718
JPMCB	ZAR	7,170,000	USD	464,560	06/17/16	(13,822)
Net unrealized appreciation on forward foreign currency contracts						$220,733

SMA Relationship Trust - Series G – Portfolio of investments
March 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$161,443,890	$755,403	$—	$162,199,293
Investment companies	1,751,610	—	—	1,751,610
Short-term investment	—	67,445	—	67,445
Forward foreign currency contracts	—	584,451	—	584,451
Total	$163,195,500	$1,407,299	$—	$164,602,799

Liabilities
Forward foreign currency contracts	$—	$(363,718)	$—	$(363,718)

At March 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

1                 Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2016, the value of these securities amounted to $394,032 or 0.24% of net assets.

SMA Relationship Trust - Series M

Summary of municipal securities by state (unaudited)

As a percentage of net assets as of March 31, 2016

Long-term municipal bonds
California	13.41%
District of Columbia	0.80
Florida	11.91
Hawaii	2.15
Illinois	7.14
Louisiana	1.50
Massachusetts	8.23
Nebraska	1.73
New Jersey	8.48
New York	25.38
Ohio	2.73
Pennsylvania	2.69
Rhode Island	0.92
South Carolina	5.05
Tennessee	0.94
Texas	5.18
Washington	0.75
Wisconsin	0.65
Total long-term municipal bonds	99.64%
Short-term investment	0.01
Total investments	99.65%
Cash and other assets, less liabilities	0.35
Net assets	100.00%

SMA Relationship Trust - Series M – Portfolio of investments

March 31, 2016 (unaudited)

	Face amount	Value
Long-term municipal bonds: 99.64%
California: 13.41%
California State Public Works Board Revenue Bonds,
Series A,
5.000%, due 09/01/28	$4,000,000	$4,896,320
5.000%, due 09/01/32	3,625,000	4,357,721
Series F,
5.000%, due 05/01/26	1,000,000	1,252,470
5.000%, due 09/01/26	2,660,000	3,265,735
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Asset- Backed Revenue Bonds,
Series A,
5.000%, due 06/01/29	1,400,000	1,652,896
5.000%, due 06/01/32	2,200,000	2,628,098
5.000%, due 06/01/33	1,200,000	1,428,120
Irvine Unified School District, Community Facilities District No. 09-1,
Series B,
0.410%, due 09/01/51[1]	4,500,000	4,500,000
State of California, Various Purpose, GO Bonds,
5.000%, due 09/01/18	1,875,000	2,063,719
5.000%, due 09/01/28	4,000,000	4,888,000
		30,933,079

District of Columbia: 0.80%
District of Columbia Income Tax Revenue Bonds,
Series A,
5.000%, due 12/01/22	1,510,000	1,855,533

Florida: 11.91%
Florida State Board of Education, Public Education, GO Bonds,
Series C,
5.000%, due 06/01/22	1,000,000	1,215,040
Miami-Dade County, Water & Sewer Revenue Bonds,
5.000%, due 10/01/24	2,000,000	2,508,600
School Board of Volusia County, Certificates Refunding, Master Lease Program, COP,
Series B,
5.000%, due 08/01/31	3,000,000	3,523,950
School District of St. Lucie County, Sales Tax Revenue Bonds, AGC,
5.000%, due 10/01/26	2,500,000	3,075,475
The School Board of Broward County, COP,
Series A,
5.000%, due 07/01/28	2,250,000	2,745,878
Series B,
5.000%, due 07/01/30	2,000,000	2,383,260
The School Board of Miami-Dade County, COP,
Series A,
5.000%, due 05/01/31	4,000,000	4,666,480
Series B,
5.000%, due 05/01/26	1,900,000	2,303,332
Series D,
5.000%, due 02/01/23	3,195,000	3,828,856
The School Board of Orange County, COP,
Series D,
5.000%, due 08/01/22	1,025,000	1,239,071
		27,489,942

Hawaii: 2.15%
State of Hawaii, GO Bonds,
Series EE,
5.000%, due 11/01/28	4,135,000	4,954,309

Illinois: 7.14%
City of Chicago O’Hare International Airport, Senior Lien Revenue Bonds,
Series B,
5.000%, due 01/01/24	1,510,000	1,845,809
City of Chicago O’Hare International Airport, Third Lien Revenue Bonds,
Series A,
5.625%, due 01/01/35	3,425,000	3,966,287
Series B,
5.000%, due 01/01/23	2,250,000	2,718,360
Illinois Finance Authority, Sherman Health Systems Revenue Bonds,
Series A,
5.500%, due 08/01/17[2]	2,550,000	2,710,956
Illinois State Toll Highway Authority Revenue Bonds,
Series A,
5.000%, due 12/01/21	1,220,000	1,453,911
5.000%, due 12/01/32	2,175,000	2,605,345
State of Illinois, Sales Tax Revenue Bonds,
5.750%, due 06/15/20	1,000,000	1,178,500
		16,479,168

Louisiana: 1.50%
City of New Orleans, GO Bonds,
ACG-ICC, FGIC,
5.500%, due 12/01/21	3,010,000	3,457,978

Massachusetts: 8.23%
Massachusetts School Building Authority, Senior Dedicated Sales Tax Refunding Revenue Bonds,
Series B,
5.000%, due 08/15/30	2,000,000	2,422,720
The Commonwealth of Massachusetts, Consolidated Loan Green Bonds, GO Bonds,
Series E,
5.000%, due 09/01/30	5,000,000	5,964,300

SMA Relationship Trust - Series M – Portfolio of investments

March 31, 2016 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
Massachusetts—(Concluded)
The Commonwealth of Massachusetts, Consolidated Loan, GO Bonds,
Series A,
5.000%, due 07/01/30	$2,260,000	$2,833,068
5.000%, due 03/01/35	1,815,000	2,153,370
Series B,
5.000%, due 08/01/17	3,695,000	3,908,830
Series C,
5.000%, due 07/01/24	1,395,000	1,707,620
		18,989,908

Nebraska: 1.73%
Public Power Generation Agency, Whelan Energy Center Unit-2 Revenue Bonds,
Series A,
5.000%, due 01/01/24	3,315,000	3,996,531

New Jersey: 8.48%
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds,
Series XX,
5.000%, due 06/15/22	5,000,000	5,504,350
New Jersey Turnpike Authority Revenue Bonds,
Series A,
5.000%, due 01/01/30	3,500,000	4,177,285
State of New Jersey, GO Bonds,
5.000%, due 06/01/21	3,300,000	3,788,367
Series L, AMBAC
5.250%, due 07/15/19	1,415,000	1,583,399
Series Q,
5.000%, due 08/15/19	725,000	807,186
State of New Jersey, Various Purpose, GO Bonds,
5.000%, due 06/01/16	1,000,000	1,007,630
5.000%, due 06/01/18	2,500,000	2,697,975
		19,566,192
New York: 25.38%
City of New York, GO Bonds,
Series C,
5.000%, due 08/01/18	4,450,000	4,876,399
County of Nassau, GO Bonds,
Series A,
2.000%, due 09/15/16	2,500,000	2,515,100
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Fiscal 2012 Revenue Bonds,
Series EE,
5.000%, due 06/15/36	2,760,000	3,273,415
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Fiscal 2015 Revenue Bonds,
Series DD,
5.000%, due 06/15/36	3,000,000	3,558,060
New York City Transitional Finance Authority Revenue Bonds,
Series E,
5.000%, due 02/01/29	4,000,000	4,756,080
Series I,
5.000%, due 05/01/23[2]	5,000	6,218
5.000%, due 05/01/32	4,995,000	5,950,943
Series E-1,
4.000%, due 02/01/18	3,590,000	3,806,190
5.000%, due 02/01/32	2,380,000	2,909,740
Series S-1,
5.000%, due 07/15/31	1,050,000	1,262,363
New York State Dormitory Authority Revenue Bonds,
Series A,
5.000%, due 07/01/18[2]	5,325,000	5,815,166
New York State Dormitory Authority, State Personal Taxable General Purpose, Special Tax,
Series A,
5.000%, due 02/15/29	4,000,000	4,813,840
New York State Urban Development Corp. Special Tax,
5.000%, due 03/15/32	3,000,000	3,564,540
Series A,
5.000%, due 03/15/34	3,000,000	3,538,020
Series A-1,
5.000%, due 03/15/27	6,495,000	7,918,249
		58,564,323

Ohio: 2.73%
State of Ohio, Higher Education, GO Bonds,
Series A,
5.000%, due 05/01/28	3,295,000	3,951,463
State of Ohio, Infrastructure Improvement Project, GO Bonds,
Series B,
5.000%, due 09/01/34	2,000,000	2,349,040
		6,300,503

Pennsylvania: 2.69%
City of Philadelphia, GO Bonds,
Series A,
5.000%, due 08/01/24	2,180,000	2,651,185
Commonwealth of Pennsylvania, GO Bonds,
5.000%, due 11/15/17	1,115,000	1,187,977
5.000%, due 06/01/18	2,190,000	2,376,040
		6,215,202
Rhode Island: 0.92%
Tobacco Settlement Fing Corp., Asset-Backed Revenue Bonds,
Series A,
4.000%, due 06/01/18	2,000,000	2,125,520

SMA Relationship Trust - Series M – Portfolio of investments

March 31, 2016 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Concluded)
South Carolina: 5.05%
Piedmont Municipal Power Agency Revenue Bonds,
Series A-4,
5.000%, due 01/01/20	$5,000,000	$5,684,700
South Carolina Public Service Authority, Santee Cooper Revenue Bonds,
Series C,
5.000%, due 12/01/31	5,000,000	5,968,450
		11,653,150
Tennessee: 0.94%
Shelby County, Health, Educational and Housing Facilities Board, Methodist Healthcare Revenue Bonds,
Series A,
5.250%, due 03/01/18[2]	2,000,000	2,164,160

Texas: 5.18%
Fort Worth Independent School District, GO Bonds,
5.000%, due 02/15/18[2]	2,225,000	2,399,373
Harris County Cultural Education Facilities Finance Corp., Children’s Hospital Revenue Bonds,
Series 1,
5.000%, due 10/01/24	2,500,000	3,111,750
San Antonio Electric & Gas Revenue Bonds,
5.000%, due 02/01/22	3,000,000	3,610,920
Tarrant County Cultural Educational Methodist Hospitals of Dallas Revenue Bonds,
5.000%, due 10/01/21	2,370,000	2,820,798
		11,942,841
Washington: 0.75%
Washington State Health Care Facilities Authority Revenue Bonds,
Series A,
5.000%, due 10/01/25	1,435,000	1,721,584

Wisconsin: 0.65%
Shawano School District, GO Bonds,
4.250%, due 03/01/18[2]	1,400,000	1,492,526
Total long-term municipal bonds (cost $220,351,756)		229,902,449

Shares
Short-term investment: 0.01%
Investment company: 0.01%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $30,995)	30,995	30,995

Total investments: 99.65% (cost $220,382,751)	229,933,444
Cash and other assets, less liabilities—0.35%	809,677
Net assets—100.00%	$230,743,121

SMA Relationship Trust - Series M – Portfolio of investments

March 31, 2016 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$9,590,066
Gross unrealized depreciation	(39,373)
Net unrealized appreciation of investments	$9,550,693

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Long-term municipal bonds	$—	$229,902,449	$—	$229,902,449
Short-term investment	—	30,995	—	30,995
Total	$—	$229,933,444	$—	$229,933,444

At March 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1                 Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2016 and changes periodically.

2                 Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

SMA Relationship Trust - Series S

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2016

Common stocks
Aerospace & defense	1.41%
Auto components	2.13
Banks	7.81
Biotechnology	2.81
Building products	1.65
Capital markets	4.63
Chemicals	1.20
Commercial services & supplies	5.47
Construction & engineering	1.78
Electric utilities	1.38
Energy equipment & services	1.17
Health care equipment & supplies	6.87
Health care providers & services	0.92
Hotels, restaurants & leisure	3.48
Household durables	0.96
Household products	3.41
Internet & catalog retail	1.05
Internet software & services	3.39
Life sciences tools & services	3.79
Machinery	5.38
Media	2.94
Multi-utilities	1.04
Personal products	0.85
Pharmaceuticals	1.20
Real estate investment trust (REIT)	12.05
Semiconductors & semiconductor equipment	2.28
Software	11.02
Specialty retail	2.63
Trading companies & distributors	1.44
Total common stocks	96.14%
Short-term investment	3.00
Total investments	99.14%
Cash and other assets, less liabilities	0.86
Net assets	100.00%

SMA Relationship Trust - Series S – Portfolio of investments
March 31, 2016 (unaudited)

	Shares	Value
Common stocks: 96.14%
Aerospace & defense: 1.41%
Esterline Technologies Corp.*	13,930	$892,495

Auto components: 2.13%
Gentherm, Inc.*	11,759	489,057
Tenneco, Inc.*	16,715	860,989
		1,350,046

Banks: 7.81%
Access National Corp.	22,528	446,730
Banner Corp.	25,392	1,067,480
BBCN Bancorp, Inc.	62,975	956,590
Brookline Bancorp, Inc.	56,639	623,595
Columbia Banking System, Inc.	24,715	739,473
Park Sterling Corp.	76,731	511,796
Univest Corp. of Pennsylvania	30,696	598,879
		4,944,543
Biotechnology: 2.81%
ACADIA Pharmaceuticals, Inc.*	7,877	220,241
Adamas Pharmaceuticals, Inc.*	14,555	210,465
Emergent BioSolutions, Inc.*	29,227	1,062,402
Halozyme Therapeutics, Inc.*	29,902	283,172
		1,776,280

Building products: 1.65%
Simpson Manufacturing Co., Inc.	27,394	1,045,629

Capital markets: 4.63%
Evercore Partners, Inc., Class A	10,631	550,154
Golub Capital BDC, Inc.	41,164	712,549
Moelis & Co., Class A	29,444	831,204
PennantPark Floating Rate Capital Ltd.	52,582	615,210
PennantPark Investment Corp.	36,535	221,402
		2,930,519

Chemicals: 1.20%
HB Fuller Co.	17,886	759,261

Commercial services & supplies: 5.47%
ABM Industries, Inc.	28,404	917,733
Copart, Inc.*	27,106	1,105,112
Deluxe Corp.	7,901	493,733
UniFirst Corp.	8,640	942,797
		3,459,375
Construction & engineering: 1.78%
EMCOR Group, Inc.	23,248	1,129,853

Electric utilities: 1.38%
Portland General Electric Co.	22,056	870,991

Energy equipment & services: 1.17%
Patterson-UTI Energy, Inc.	42,075	741,362

Health care equipment & supplies: 6.87%
Cardiovascular Systems, Inc.*	60,002	622,221
Cooper Cos., Inc.	8,017	1,234,378
Derma Sciences, Inc.*	159,762	495,262
Greatbatch, Inc.*	22,927	817,118
Integra LifeSciences Holdings Corp.*	9,950	670,232
Merit Medical Systems, Inc.*	27,370	506,071
Nuvectra Corp.*	1	4
		4,345,286

Health care providers & services: 0.92%
Patterson Cos., Inc.	10,111	470,465
Sharps Compliance Corp.*	20,103	110,566
		581,031

Hotels, restaurants & leisure: 3.48%
Del Frisco’s Restaurant Group, Inc.*	27,523	456,331
Fiesta Restaurant Group, Inc.*	15,318	502,124
Vail Resorts, Inc.	9,285	1,241,405
		2,199,860
Household durables: 0.96%
Tupperware Brands Corp.	10,475	607,341

Household products: 3.41%
Central Garden & Pet Co., Class A*	90,096	1,467,664
Orchids Paper Products Co.	25,091	690,253
		2,157,917

Internet & catalog retail: 1.05%
HSN, Inc.	12,705	664,599

Internet software & services: 3.39%
Five9, Inc.*	78,943	701,803
LogMeIn, Inc.*	14,003	706,591
RetailMeNot, Inc.*	91,866	735,847
		2,144,241

Life sciences tools & services: 3.79%
Bio-Rad Laboratories, Inc., Class A*	9,482	1,296,379
Enzo Biochem, Inc.*	242,447	1,103,134
		2,399,513

Machinery: 5.38%
CIRCOR International, Inc.	17,393	806,861
CLARCOR, Inc.	20,470	1,182,961
Luxfer Holdings PLC ADR	55,423	588,038
Timken Co.	24,765	829,380
		3,407,240

Media: 2.94%
AMC Entertainment Holdings, Inc., Class A	32,679	914,685
Cinemark Holdings, Inc.	26,340	943,762
		1,858,447

Multi-utilities: 1.04%
Unitil Corp.	15,432	655,706

Personal products: 0.85%
Inter Parfums, Inc.	17,379	537,011

Pharmaceuticals: 1.20%
Aratana Therapeutics, Inc.*	42,418	234,147
Nektar Therapeutics*	22,283	306,391
Omeros Corp.*	14,408	221,019
		761,557

Real estate investment trust (REIT): 12.05%
American Assets Trust, Inc.	32,753	1,307,500
EPR Properties	20,040	1,335,065
Hudson Pacific Properties, Inc.	40,485	1,170,826
LaSalle Hotel Properties	36,711	929,155
Retail Opportunity Investments Corp.	74,999	1,508,980
Urban Edge Properties	53,218	1,375,153
		7,626,679

Semiconductors & semiconductor equipment: 2.28%
Integrated Device Technology, Inc.*	34,210	699,252
ON Semiconductor Corp.*	77,910	747,157
		1,446,409

Software: 11.02%
Barracuda Networks, Inc.*	29,784	458,674

SMA Relationship Trust - Series S – Portfolio of investments
March 31, 2016 (unaudited)

	Shares	Value
Common stocks—(Concluded)
Software—(Concluded)
Cadence Design Systems, Inc.*	32,591	$768,496
Fleetmatics Group PLC*	13,883	565,177
Interactive Intelligence Group, Inc.*	24,095	877,540
Monotype Imaging Holdings, Inc.	28,001	669,784
NICE-Systems Ltd. ADR	13,767	891,964
Qualys, Inc.*	21,450	542,899
SS&C Technologies Holdings, Inc.	12,925	819,703
Synchronoss Technologies, Inc.*	27,121	877,093
Verint Systems, Inc.*	15,173	506,475
		6,977,805
Specialty retail: 2.63%
Build-A-Bear Workshop, Inc.*	43,750	568,313
Finish Line, Inc., Class A	28,650	604,515
Urban Outfitters, Inc.*	14,869	492,015
		1,664,843
Trading companies & distributors: 1.44%
Watsco, Inc.	6,773	912,594
Total common stocks (cost $60,667,420)		60,848,433

Short-term investment: 3.00%
Investment company: 3.00%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $1,897,895)	1,897,895	1,897,895
Total investments—99.14% (cost $62,565,315)		62,746,328
Cash and other assets, less liabilities—0.86%		543,187
Net assets—100.00%		$63,289,515

SMA Relationship Trust - Series S – Portfolio of investments
March 31, 2016 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$4,071,430
Gross unrealized depreciation	(3,890,417)
Net unrealized appreciation of investments	$181,013

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stock	$60,848,433	$—	$—	$60,848,433
Short-term investment	—	1,897,895	—	1,897,895
Total	$60,848,433	$1,897,895	$—	$62,746,328

At March 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

SMA Relationship Trust - Series T

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2016

Bonds
Corporate bonds
Air freight & logistics	0.18%
Automobiles	0.34
Banks	5.93
Beverages	0.63
Biotechnology	0.36
Building products	0.55
Capital markets	1.08
Chemicals	0.42
Commercial services & supplies	0.32
Communications equipment	0.16
Consumer finance	1.04
Containers & packaging	0.13
Diversified financial services	0.43
Diversified telecommunication services	1.85
Electric utilities	2.17
Electronic equipment, instruments & components	0.26
Energy equipment & services	0.21
Food & staples retailing	0.34
Food products	0.19
Health care equipment & supplies	0.49
Health care providers & services	0.25
Hotels, restaurants & leisure	0.59
Household products	0.10
Independent power and renewable electricity producers	0.46
Industrial conglomerates	0.42
Insurance	1.30
Internet & catalog retail	0.23
IT services	0.16
Machinery	0.50
Media	1.73
Metals & mining	0.57
Multiline retail	0.21
Multi-utilities	0.80
Oil, gas & consumable fuels	4.59
Paper & forest products	0.06
Pharmaceuticals	1.09
Real estate investment trust (REIT)	0.64
Real estate management & development	0.25
Road & rail	0.79
Semiconductors & semiconductor equipment	0.07
Software	0.62
Specialty retail	0.23
Technology hardware, storage & peripherals	0.30
Tobacco	0.54
Trading companies & distributors	0.23
Wireless telecommunication services	0.35
Total corporate bonds	34.16%
Asset-backed securities	7.83
Commercial mortgage-backed securities	10.16
Mortgage & agency debt securities	39.94
Municipal bonds	1.88
US government obligations	8.53
Non-US government obligations	3.59
Total bonds	106.09%
Short-term investment	29.25
Options purchased	0.03
Total investments	135.37%
Liabilities, in excess of cash and other assets	(35.37)
Net assets	100.00%

SMA Relationship Trust - Series T – Portfolio of investments

March 31, 2016 (unaudited)

	Face amount	Value
Bonds: 106.09%
Corporate bonds: 34.16%
Australia: 0.13%
Australia & New Zealand Banking Group Ltd.,
2.700%, due 11/16/20	$130,000	$133,742

Brazil: 0.78%
Caixa Economica Federal,
2.375%, due 11/06/17[1]	335,000	320,344
Petrobras Global Finance BV,
3.250%, due 03/17/17	350,000	338,870
Vale Overseas Ltd.,
4.375%, due 01/11/22	145,000	123,596
Total Brazil corporate bonds		782,810

Canada: 0.36%
NOVA Chemicals Corp.,
5.250%, due 08/01/23[1]	210,000	205,275
Petro-Canada,
6.050%, due 05/15/18	150,000	158,664
Total Canada corporate bonds		363,939

China: 0.51%
Sinopec Group Overseas Development 2013 Ltd.,
2.500%, due 10/17/18[1]	500,000	505,541

Colombia: 0.15%
Ecopetrol SA,
4.125%, due 01/16/25	175,000	147,875

France: 0.21%
Total Capital International SA,
3.750%, due 04/10/24	200,000	210,519

Germany: 0.46%
Unitymedia Hessen GmbH & Co. KG,
5.500%, due 01/15/23[1]	450,000	461,250

Indonesia: 0.19%
Pertamina Persero PT,
6.450%, due 05/30/44[1]	200,000	194,750

Ireland: 0.10%
XL Group PLC,
6.375%, due 11/15/24	90,000	104,868

Israel: 0.38%
Teva Pharmaceutical Finance Co. BV,
2.400%, due 11/10/16	240,000	241,478
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	133,000	138,320
Total Israel corporate bonds		379,798

Luxembourg: 0.36%
ArcelorMittal,
6.500%, due 03/01/21	246,000	242,310
Intelsat Jackson Holdings SA,
7.500%, due 04/01/21	180,000	114,300
Total Luxembourg corporate bonds		356,610

Mexico: 0.95%
America Movil SAB de CV,
3.125%, due 07/16/22	330,000	337,559
Petroleos Mexicanos,
4.875%, due 01/24/22	370,000	367,595
6.375%, due 01/23/45	260,000	240,487
Total Mexico corporate bonds		945,641

Netherlands: 0.35%
LYB International Finance BV,
4.875%, due 03/15/44	220,000	219,410
Shell International Finance BV,
2.250%, due 11/10/20	130,000	131,669
Total Netherlands corporate bonds		351,079

Norway: 0.60%
Eksportfinans ASA,
5.500%, due 06/26/17	580,000	603,148

Spain: 0.31%
Telefonica Emisiones SAU,
3.192%, due 04/27/18	300,000	307,820

United Kingdom: 1.16%
Aon PLC,
3.500%, due 06/14/24	140,000	140,708
BP Capital Markets PLC,
3.062%, due 03/17/22	210,000	215,167
HSBC Holdings PLC,
6.500%, due 09/15/37	110,000	129,224
Lloyds Banking Group PLC,
4.582%, due 12/10/25[1]	471,000	462,732
Virgin Media Finance PLC,
6.375%, due 04/15/23[1]	200,000	208,000

SMA Relationship Trust - Series T – Portfolio of investments

March 31, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United Kingdom—(Concluded)
Total United Kingdom corporate bonds		$1,155,831
United States: 27.16%
AbbVie, Inc.,
2.500%, due 05/14/20	$240,000	244,487
Actavis Funding SCS,
3.800%, due 03/15/25	220,000	228,945
ADT Corp.,
3.500%, due 07/15/22	370,000	320,050
Alabama Power Co.,
6.000%, due 03/01/39	60,000	76,195
Ally Financial, Inc.,
6.250%, due 12/01/17	192,000	200,160
Altria Group, Inc.,
5.375%, due 01/31/44	140,000	171,102
9.950%, due 11/10/38	57,000	100,261
Anadarko Finance Co.,
Series B,
7.500%, due 05/01/31	145,000	157,086
Anadarko Petroleum Corp.,
4.850%, due 03/15/21	180,000	183,335
Anheuser-Busch InBev Finance, Inc.,
4.700%, due 02/01/36	300,000	324,287
4.900%, due 02/01/46	210,000	234,640
Apache Corp.,
4.750%, due 04/15/43	110,000	98,765
Apple, Inc.,
3.850%, due 05/04/43	170,000	165,344
AT&T, Inc.,
6.000%, due 08/15/40	185,000	206,125
AvalonBay Communities, Inc. REIT,
3.450%, due 06/01/25	150,000	153,783
Bank of America Corp.,
Series L,
2.650%, due 04/01/19	200,000	203,550
4.200%, due 08/26/24	320,000	325,787
6.110%, due 01/29/37	300,000	345,040
Barrick North America Finance LLC,
4.400%, due 05/30/21	60,000	61,355
BB&T Corp.,
2.625%, due 06/29/20	400,000	408,750
Berkshire Hathaway Energy Co.,
5.150%, due 11/15/43	120,000	138,841
Biogen, Inc.,
4.050%, due 09/15/25	130,000	138,989
Boston Properties LP, REIT,
3.800%, due 02/01/24	340,000	356,410
Burlington Northern Santa Fe LLC,
5.150%, due 09/01/43	360,000	421,083
Case New Holland Industrial, Inc.,
7.875%, due 12/01/17	325,000	349,375
CCO Safari II LLC,
3.579%, due 07/23/20[1]	350,000	357,781
Chevron Corp.,
3.191%, due 06/24/23	220,000	226,864
Cisco Systems, Inc.,
5.900%, due 02/15/39	120,000	155,200
CIT Group, Inc.,
5.500%, due 02/15/19[1]	280,000	289,276
Citigroup, Inc.,
1.750%, due 05/01/18	260,000	259,320
5.500%, due 09/13/25	625,000	684,232
CNA Financial Corp.,
4.500%, due 03/01/26	100,000	101,417
Comcast Corp.,
6.950%, due 08/15/37	115,000	161,375
ConocoPhillips Co.,
4.200%, due 03/15/21	120,000	125,198
Consolidated Edison Co. of New York, Inc.,
5.850%, due 03/15/36	155,000	194,901
CVS Health Corp.,
5.125%, due 07/20/45	52,000	60,257
DISH DBS Corp.,
7.875%, due 09/01/19	240,000	264,000
Dollar General Corp.,
3.250%, due 04/15/23	210,000	212,018
DPL, Inc.,
7.250%, due 10/15/21	210,000	218,270
DTE Electric Co.,
3.700%, due 03/15/45	125,000	123,706
Duke Energy Indiana LLC,
6.350%, due 08/15/38	70,000	93,264
Duke Energy Progress LLC,
3.000%, due 09/15/21	560,000	587,755
Edison International,
2.950%, due 03/15/23	140,000	141,316
Energy Transfer Partners LP,
7.500%, due 07/01/38	60,000	58,045
9.000%, due 04/15/19	310,000	330,815
ERAC USA Finance LLC,
2.800%, due 11/01/18[1]	270,000	274,190
ERP Operating LP,
4.500%, due 06/01/45	45,000	47,725
4.750%, due 07/15/20	75,000	82,017
Exelon Generation Co. LLC,
2.950%, due 01/15/20	410,000	412,782

SMA Relationship Trust - Series T – Portfolio of investments

March 31, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Exxon Mobil Corp.,
4.114%, due 03/01/46	$150,000	$159,095
FedEx Corp.,
3.875%, due 08/01/42	190,000	176,985
FirstEnergy Transmission LLC,
5.450%, due 07/15/44[1]	180,000	187,660
Flextronics International Ltd.,
5.000%, due 02/15/23	260,000	261,300
Florida Power & Light Co.,
5.950%, due 02/01/38	120,000	156,922
Ford Motor Co.,
7.450%, due 07/16/31	175,000	228,156
Ford Motor Credit Co. LLC,
8.125%, due 01/15/20	185,000	219,768
Frontier Communications Corp.,
8.500%, due 04/15/20	250,000	256,562
General Electric Co.,
4.650%, due 10/17/21	175,000	199,744
Series A,
6.750%, due 03/15/32	160,000	218,630
General Motors Co.,
6.600%, due 04/01/36	100,000	110,061
General Motors Financial Co., Inc.,
3.100%, due 01/15/19	170,000	172,916
3.700%, due 11/24/20	170,000	173,320
Georgia-Pacific LLC,
8.000%, due 01/15/24	45,000	58,042
Gilead Sciences, Inc.,
4.750%, due 03/01/46	200,000	219,560
Goldman Sachs Group, Inc.,
2.875%, due 02/25/21	90,000	91,625
5.150%, due 05/22/45	40,000	40,646
5.750%, due 01/24/22	250,000	288,573
Hartford Financial Services Group, Inc.,
5.950%, due 10/15/36	250,000	294,130
Home Depot, Inc.,
3.350%, due 09/15/25	110,000	119,252
Illinois Tool Works, Inc.,
3.500%, due 03/01/24	140,000	150,973
Indiana Michigan Power Co.,
Series K,
4.550%, due 03/15/46	90,000	92,635
Intercontinental Exchange, Inc.,
2.750%, due 12/01/20	170,000	173,904
International Business Machines Corp.,
2.250%, due 02/19/21	160,000	163,583
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	210,000	228,900
International Paper Co.,
3.800%, due 01/15/26	130,000	132,620
John Deere Capital Corp.,
2.450%, due 09/11/20	120,000	122,906
JPMorgan Chase & Co.,
3.875%, due 09/10/24	440,000	450,739
4.625%, due 05/10/21	290,000	321,672
Kimberly-Clark Corp.,
3.625%, due 08/01/20	95,000	102,789
Kinder Morgan Energy Partners LP,
5.000%, due 10/01/21	260,000	265,397
6.500%, due 09/01/39	175,000	165,698
Kraft Heinz Foods Co.,
5.200%, due 07/15/45[1]	170,000	190,265
Kroger Co.,
3.850%, due 08/01/23	260,000	279,658
Lowe’s Cos., Inc.,
4.650%, due 04/15/42	100,000	113,247
Masco Corp.,
3.500%, due 04/01/21	110,000	110,825
4.450%, due 04/01/25	170,000	176,341
McDonald’s Corp.,
2.100%, due 12/07/18	100,000	102,046
Medtronic, Inc.,
4.375%, due 03/15/35	250,000	270,721
MetLife, Inc.,
4.125%, due 08/13/42	70,000	66,861
Microsoft Corp.,
2.375%, due 02/12/22	180,000	185,539
4.450%, due 11/03/45	100,000	110,552
Morgan Stanley,
4.350%, due 09/08/26	200,000	205,914
5.625%, due 09/23/19	195,000	217,036
Series J,
5.550%, due 07/15/20[2,3]	240,000	236,580
National Rural Utilities Cooperative Finance Corp.,
2.300%, due 11/01/20	120,000	122,220
Navient Corp.,
8.000%, due 03/25/20	10,000	9,950
NBCUniversal Media LLC,
4.375%, due 04/01/21	90,000	100,683
NRG Energy, Inc.,
8.250%, due 09/01/20	50,000	50,375

SMA Relationship Trust - Series T – Portfolio of investments

March 31, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Concluded)
United States—(Concluded)
Occidental Petroleum Corp.,
Series 1,
4.100%, due 02/01/21	$75,000	$81,054
Oracle Corp.,
2.500%, due 05/15/22	170,000	173,601
5.375%, due 07/15/40	130,000	154,487
Pacific Gas & Electric Co.,
2.950%, due 03/01/26	90,000	91,406
5.800%, due 03/01/37	85,000	105,656
PacifiCorp,
6.000%, due 01/15/39	120,000	154,618
PepsiCo, Inc.,
4.875%, due 11/01/40	65,000	73,180
Pfizer, Inc.,
7.200%, due 03/15/39	160,000	233,847
Philip Morris International, Inc.,
2.900%, due 11/15/21	180,000	190,362
PNC Funding Corp.,
3.300%, due 03/08/22	340,000	356,050
Principal Financial Group, Inc.,
8.875%, due 05/15/19	330,000	392,131
Prudential Financial, Inc.,
5.200%, due 03/15/44[2]	210,000	202,425
QVC, Inc.,
4.450%, due 02/15/25	240,000	232,601
Realogy Group LLC,
5.250%, due 12/01/21[1]	245,000	252,962
Regions Financial Corp.,
2.000%, due 05/15/18	220,000	218,631
Reynolds American, Inc.,
5.700%, due 08/15/35	70,000	81,881
Seagate HDD Cayman,
5.750%, due 12/01/34	190,000	134,993
Sempra Energy,
4.050%, due 12/01/23	220,000	231,347
9.800%, due 02/15/19	195,000	234,598
Sprint Capital Corp.,
6.900%, due 05/01/19	280,000	242,200
Sprint Corp.,
7.250%, due 09/15/21	10,000	7,637
Starwood Hotels & Resorts Worldwide, Inc.,
4.500%, due 10/01/34	220,000	210,394
SunTrust Bank,
7.250%, due 03/15/18	185,000	202,989
Synchrony Financial,
4.500%, due 07/23/25	140,000	144,063
TCI Communications, Inc.,
7.875%, due 02/15/26	104,000	146,451
Tenet Healthcare Corp.,
6.000%, due 10/01/20	60,000	63,900
Texas Instruments, Inc.,
1.650%, due 08/03/19	70,000	70,826
Time Warner Entertainment Co. LP,
8.375%, due 03/15/23	125,000	159,913
Transocean, Inc.,
4.300%, due 10/15/22	380,000	209,950
Union Pacific Corp.,
4.050%, due 11/15/45	90,000	92,334
UnitedHealth Group, Inc.,
4.625%, due 07/15/35	170,000	189,616
USG Corp.,
5.875%, due 11/01/21[1]	100,000	104,500
6.300%, due 11/15/16	150,000	153,750
Valero Energy Corp.,
6.625%, due 06/15/37	160,000	173,583
Verizon Communications, Inc.,
2.382%, due 09/14/18[2]	170,000	173,878
4.522%, due 09/15/48	304,000	304,611
6.400%, due 09/15/33	31,000	38,137
Virginia Electric & Power Co.,
3.450%, due 09/01/22	130,000	137,102
Walt Disney Co.,
2.150%, due 09/17/20	100,000	102,737
4.125%, due 06/01/44	110,000	118,012
Wells Fargo & Co.,
5.375%, due 11/02/43	190,000	214,817
Williams Partners LP,
4.300%, due 03/04/24	230,000	191,341
Wyndham Worldwide Corp.,
5.625%, due 03/01/21	249,000	272,637
Zimmer Biomet Holdings, Inc.,
4.450%, due 08/15/45	220,000	214,932
Total United States corporate bonds		27,165,185
Total corporate bonds (cost $34,150,068)		34,170,406

SMA Relationship Trust - Series T – Portfolio of investments

March 31, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Asset-backed securities: 7.83%
United States: 7.83%
AmeriCredit Automobile Receivables Trust,
Series 2015-4, Class A1,
0.500%, due 11/08/16	$320,661	$320,661
Series 2012-3, Class C,
2.420%, due 05/08/18	268,152	268,704
Series 2014-1, Class D,
2.540%, due 06/08/20	400,000	397,115
Series 2013-5, Class D,
2.860%, due 12/09/19	450,000	453,282
Capital Auto Receivables Asset Trust,
Series 2013-3, Class B,
2.320%, due 07/20/18	550,000	552,569
Series 2016-1, Class D,
4.030%, due 08/21/23	450,000	451,533
Drive Auto Receivables Trust,
Series 2015-BA, Class D,
3.840%, due 07/15/21[1]	725,000	713,489
Series 2015-CA, Class D,
4.200%, due 09/15/21[1]	550,000	543,686
Series 2015-DA, Class D,
4.590%, due 01/17/23[1]	450,000	443,526
Fifth Third Auto Trust,
Series 2015-1, Class A1,
0.430%, due 11/15/16	732,790	732,791
Ford Credit Auto Owner Trust,
Series 2014-A, Class C,
1.900%, due 09/15/19	525,000	528,860
Hyundai Auto Receivables Trust,
Series 2012-B, Class C,
1.950%, due 10/15/18	525,000	526,773
Nissan Auto Lease Trust,
Series 2015-B, Class A1,
0.420%, due 11/15/16	549,590	549,317
Santander Drive Auto Receivables Trust,
Series 2013-2, Class B,
1.330%, due 03/15/18	72,791	72,779
Series 2014-2, Class D,
2.760%, due 02/18/20	625,000	628,536
Series 2012-2, Class D,
3.870%, due 02/15/18	507,196	511,534
Series 2012-1, Class D,
4.560%, due 11/15/17	138,485	139,299
Total asset-backed securities (cost $7,843,547)		7,834,454
Commercial mortgage-backed securities: 10.16%
United States: 10.16%
Americold 2010 LLC Trust,
Series 2010-ARTA, Class C,
6.811%, due 01/14/29[1]	250,000	279,167
Boca Hotel Portfolio Trust,
Series 2013-BOCA, Class D,
3.486%, due 08/15/26[1,2]	425,000	423,532
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class DPA,
3.436%, due 12/15/27[1,2]	250,000	238,078
CG-CCRE Commercial Mortgage Trust,
Series 2014-FL1, Class C,
2.186%, due 06/15/31[1,2]	425,000	417,085
Citigroup Commercial Mortgage Trust,
Series 2016-P3, Class A4,
3.329%, due 04/15/49[4]	450,000	463,470
Series 2015-GC33, Class AS,
4.114%, due 09/10/58	600,000	624,381
Series 2015-GC29, Class C,
4.155%, due 04/10/48[2]	250,000	223,516
Commercial Mortgage Loan Trust,
Series 2015-DC1, Class C,
4.353%, due 02/10/48[2]	350,000	339,679
Commercial Mortgage Pass Through Certificates,
Series 2013-GAM, Class B,
3.530%, due 02/10/28[1,2]	650,000	646,680
CSAIL Commercial Mortgage Trust,
Series 2015-C4, Class A4,
3.808%, due 11/15/48	775,000	830,450
Series 2015-C4, Class C,
4.586%, due 11/15/48[2]	400,000	373,193

SMA Relationship Trust - Series T – Portfolio of investments

March 31, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Commercial mortgage-backed securities—(Concluded)
United States—(Concluded)
CSMC Trust,
Series 2015-DEAL, Class D,
3.536%, due 04/15/29[1,2]	$597,000	$573,650
Extended Stay America Trust,
Series 2013-ESH7, Class B7,
3.604%, due 12/05/31[1]	600,000	600,975
FDIC Guaranteed Notes Trust,
Series 2010-C1, Class A,
2.980%, due 12/06/20[1]	309,847	315,244
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class CFX,
3.490%, due 12/15/19[1,2]	525,000	514,701
GS Mortgage Securities Trust,
Series 2014-GSFL, Class D,
4.336%, due 07/15/31[1,2]	625,000	600,284
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-CBM, Class D,
2.936%, due 10/15/29[1,2]	725,000	701,461
Series 2014-FL5, Class D,
3.936%, due 07/15/31[1,2]	650,000	618,077
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C13, Class C,
4.892%, due 11/15/46[2]	250,000	255,143
NLY Commercial Mortgage Trust,
Series 2014-FL1, Class B,
2.186%, due 11/15/30[1,2]	395,426	394,146
Starwood Retail Property Trust,
Series 2014-STAR, Class C,
2.936%, due 11/15/27[1,2]	550,000	534,242
WFCG Commercial Mortgage Trust,
Series 2015-BXRP, Class D,
3.007%, due 11/15/29[1,2]	200,857	196,864
Total commercial mortgage-backed securities (cost $10,249,633)		10,164,018

Mortgage & agency debt securities: 39.94%
United States: 39.94%
Federal Home Loan Mortgage Corp. Gold Pools
# 3.000%, TBA	2,325,000	2,381,355
# 3.500%, TBA	7,275,000	7,618,147
#A96140 4.000%, due 01/01/41	354,011	378,945
#G04913 5.000%, due 03/01/38	101,289	111,950
#G02922 5.500%, due 04/01/37	99,161	112,444
#G06381 5.500%, due 08/01/40	666,996	748,994
#C56030 6.000%, due 03/01/31	2,941	3,335
#C55783 6.500%, due 01/01/29	61,211	69,643
#G00194 7.500%, due 02/01/24	52,275	57,648
#C00410 8.000%, due 07/01/25	28,328	32,780
#C37436 8.000%, due 01/01/30	11,973	14,981
Federal National Mortgage Association Pools
3.000%, TBA	9,150,000	9,389,295
4.000%, TBA	6,375,000	6,813,311
#AB2331 4.000%, due 02/01/41	278,727	298,721
#AS5669 4.000%, due 08/01/45	320,055	345,943
4.500%, TBA	4,000,000	4,352,283
#889657 4.500%, due 09/01/37	320,678	351,748
#975213 5.000%, due 03/01/38	27,538	30,443
#890209 5.000%, due 05/01/40	12,716	14,096
#244450 5.500%, due 11/01/23	19,817	22,213
# 555591 5.500%, due 07/01/33	231,584	262,122
#901999 6.000%, due 11/01/36	103,125	117,594
#990686 6.000%, due 09/01/38	6,335	7,212
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
0.703%, due 02/25/35[2]	101,135	90,294

SMA Relationship Trust - Series T – Portfolio of investments

March 31, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Mortgage & agency debt securities—(Concluded)
United States—(Concluded)
Government National Mortgage Association Pools,
3.000%, TBA	$100,000	$103,640
3.500%, TBA	2,350,000	2,484,391
4.000%, TBA	2,900,000	3,100,848
#G2 779424 4.000%, due 06/20/42	92,245	99,815
#AA8267 4.000%, due 07/15/42	326,466	352,982
#G2 2687 6.000%, due 12/20/28	13,019	14,876
#G2 508540 6.000%, due 02/20/34	150,603	167,195
#486873 6.500%, due 01/15/29	5,535	6,514
#338523 8.000%, due 12/15/22	1,313	1,441
Total mortgage & agency debt securities (cost $39,619,252)		39,957,199

Municipal bonds: 1.88%
Chicago Transit Authority,
Series 2008-A, 6.899%, due 12/01/40	160,000	191,309
Los Angeles Unified School District,
6.758%, due 07/01/34	250,000	345,327
Metropolitan Transportation Authority Revenue Bonds,
Series A, 6.668%, due 11/15/39	95,000	130,216
State of California, GO Bonds,
7.550%, due 04/01/39	105,000	160,374
7.300%, due 10/01/39	280,000	409,676
State of Illinois, GO Bonds,
5.877%, due 03/01/19	595,000	640,030
Total municipal bonds (cost $1,645,783)		1,876,932

US government obligations: 8.53%
Israel Government AID Bond,
5.500%, due 09/18/33	400,000	540,943
Private Export Funding Corp.,
Series MM,
2.300%, due 09/15/20	550,000	570,671
Tennessee Valley Authority,
2.875%, due 09/15/24	320,000	336,635
US Treasury Bonds,
2.500%, due 02/15/46	1,641,000	1,600,231
2.875%, due 08/15/45	475,000	499,790
US Treasury Inflation Indexed Note (TIPS),
0.625%, due 01/15/26[5]	1,500,000	1,564,075
US Treasury Notes,
1.125%, due 02/28/21	2,075,000	2,067,462
1.500%, due 02/28/23	50,000	49,877
1.625%, due 02/15/26[6]	1,325,000	1,306,419
Total US government obligations (cost $8,384,738)		8,536,103

Non-US government obligations: 3.59%
Brazil: 0.80%
Banco Nacional de Desenvolvimento Economico e Social,
3.375%, due 09/26/16[1]	800,000	796,000

Chile: 0.23%
Republic of Chile,
3.250%, due 09/14/21	220,000	232,870

Colombia: 0.36%
Republic of Colombia,
5.625%, due 02/26/44	200,000	199,000
8.125%, due 05/21/24	130,000	162,825
		361,825
Germany: 0.13%
KFW,
2.994%, due 04/18/36[7]	235,000	133,066

Mexico: 0.59%
United Mexican States,
4.000%, due 10/02/23	450,000	471,375
6.750%, due 09/27/34	95,000	122,313
		593,688
Peru: 0.65%
Peruvian Government International Bond,
4.125%, due 08/25/27	105,000	109,987
7.350%, due 07/21/25	410,000	541,200
		651,187
Philippines: 0.48%
Republic of the Philippines,
10.625%, due 03/16/25	295,000	482,325

Poland: 0.09%
Republic of Poland,
5.000%, due 03/23/22	75,000	83,719

SMA Relationship Trust - Series T – Portfolio of investments

March 31, 2016 (unaudited)

	Face amount	Value
Bonds—(Concluded)
Non-US government obligations—(Concluded)
Turkey: 0.26%
Republic of Turkey,
6.750%, due 04/03/18	$240,000	$258,300
Total Non-US government obligations (cost $3,527,574)		3,592,980
Total bonds (cost $105,420,595)		106,132,092

Shares
Short-term investment: 29.25%
Investment company: 29.25%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $29,259,137)	29,259,137	29,259,137

Face amount covered by contracts
Options purchased: 0.03%
Put options: 0.03%
Foreign Exchange Option, Buy USD/INR, strike @ INR 68.02, expires May 2016, counterparty: MLI	$1,305,000	31,614

	Number of contracts
3 Year Euro-Dollar Midcurve, strike @ USD 97.75, expires June 2016	100	625
Total options purchased (cost $154,994)		32,239
Total investments: 135.37% (cost $134,834,726)		135,423,468
Liabilities, in excess of cash and other assets— (35.37%)		(35,386,677)
Net assets — 100.00%		$100,036,791

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,695,800
Gross unrealized depreciation	(1,107,058)
Net unrealized appreciation of investments	$588,742

SMA Relationship Trust - Series T – Portfolio of investments

March 31, 2016 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation
GSI	USD	500,000	NOK	4,206,250	04/14/16	$8,310
JPMCB	USD	1,003,827	EUR	915,000	04/14/16	37,671
Net unrealized appreciation on forward foreign currency contracts						$45,981

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
2 Year US Treasury Notes, 11 contracts (USD)	June 2016	$2,405,923	$2,406,250	$327
10 Year US Treasury Notes, 67 contracts (USD)	June 2016	8,726,090	8,736,172	10,082
10 Year US Ultra Treasury Notes, 7 contracts (USD)	June 2016	979,026	985,250	6,224
US Treasury futures sell contracts:
US Long Bond, 3 contracts (USD)	June 2016	(491,149)	(493,313)	(2,164)
US Ultra Bond, 3 contracts (USD)	June 2016	(519,284)	(517,594)	1,690
5 Year US Treasury Notes, 29 contracts (USD)	June 2016	(3,494,122)	(3,513,758)	(19,636)
Interest rate futures buy contracts:
Euro-BTP, 18 contracts (EUR)	June 2016	2,858,375	2,880,206	21,831
Interest rate futures sell contracts:
Euro-Bund, 13 contracts (EUR)	June 2016	(2,400,344)	(2,415,943)	(15,599)
Net unrealized appreciation on futures contracts				$2,755

Credit default swaps on corporate issues-buy protection8

Counterparty	Referenced obligation[9]	Notional amount		Termination date	Payments made by the Fund[10]	Upfront payments received	Value	Unrealized depreciation
GSI	The Procter & Gamble Co. bond, 1.600%, due 11/15/18	USD	670,000	12/20/20	1.000%	$24,730	$(26,812)	$(2,082)

Credit default swaps on credit indices-sell protection11

Counterparty	Referenced index[9]	Notional amount		Termination date	Payments received by the Fund[10]	Upfront payments made	Value	Unrealized depreciation	Credit spread[12]
MLI	CMBX.NA.BB. Series 6 Index	USD	237,500	05/11/63	5.000%	$(626)	$(26,339)	$(26,965)	6.234%
MLI	CMBX.NA.BB. Series 6 Index	USD	862,500	05/11/63	5.000	(26,934)	(95,650)	(122,584)	6.234
						$(27,560)	$(121,989)	$(149,549)

Centrally cleared interest rate swap agreements

Notional amount		Termination date	Payments made by the Fund[10]	Payments received by the Fund[10]	Value	Unrealized depreciation
USD	3,570,000	11/30/22	1.902%	3 month USD LIBOR	$(121,252)	$(121,252)

SMA Relationship Trust - Series T – Portfolio of investments

March 31, 2016 (unaudited)

Options written

	Expiration date	Premiums received	Value
Call options
3 Year Euro-Dollar Midcurve, 100 contracts, strike @ USD 98.75	June 2016	$80,900	$(140,000)
Put options
3 Year Euro-Dollar Midcurve, 100 contracts, strike @ USD 96.75	June 2016	80,900	(625)
Foreign Exchange Option, Sell USD/EUR, 2,630,000 contracts, strike @ EUR 0.89, counterparty: MSC	May 2016	31,036	(64,941)
Foreign Exchange Option, Sell USD/EUR, 2,665,000 contracts, strike @ EUR 0.87, counterparty: MLI	June 2016	23,601	(41,926)
Options written on credit default swaps on credit indices[13]
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 25 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 12/20/20. European style. Counterparty: BB, Notional Amount USD 1,220,000	June 2016	13,420	(3,369)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 25 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 12/20/20. European style. Counterparty: BB, Notional Amount USD 2,450,000	July 2016	35,525	(18,066)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 25 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 12/20/20. European style. Counterparty: CITI, Notional Amount USD 2,250,000	June 2016	52,875	(6,213)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 25 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 12/20/20. European style. Counterparty: JPMCB, Notional Amount USD 1,225,000	May 2016	5,880	(14,234)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 25 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 12/20/20. European style. Counterparty: JPMCB, Notional Amount USD 2,250,000	June 2016	15,300	(60,536)
Total options written		$339,437	$(349,910)

Written options activity for the period ended March 31, 2016 was as follows:

	Number of contracts	Premiums received
Options outstanding at December 31, 2015	200	$161,800
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired prior to exercise	—	—
Options outstanding at March 31, 2016	200	$161,800

Written swaptions and foreign exchange options activity for the period ended March 31, 2016 was as follows:

Swaptions & foreign exchange options outstanding at December 31, 2015	$186,476
Swaptions & foreign exchange options written	180,860
Swaptions & foreign exchange options terminated in closing purchase transactions	(189,699)
Swaptions & foreign exchange options expired prior to exercise	—
Swaptions & foreign exchange options outstanding at March 31, 2016	$177,637

SMA Relationship Trust - Series T – Portfolio of investments

March 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$34,170,406	$—	$34,170,406
Asset-backed securities	—	7,834,454	—	7,834,454
Commercial mortgage-backed securities	—	10,164,018	—	10,164,018
Mortgage & agency debt securities	—	39,957,199	—	39,957,199
Municipal bonds	—	1,876,932	—	1,876,932
US government obligations	—	8,536,103	—	8,536,103
Non-US government obligations	—	3,592,980	—	3,592,980
Short-term investment	—	29,259,137	—	29,259,137
Options purchased	625	31,614	—	32,239
Forward foreign currency contracts	—	45,981	—	45,981
Futures contracts	40,154	—	—	40,154
Total	$40,779	$135,468,824	$—	$135,509,603

Liabilities
Futures contracts	$(37,399)	$—	$—	$(37,399)
Swap agreements, at value	—	(270,053)	—	(270,053)
Options written	(140,625)	(209,285)	—	(349,910)
Total	$(178,024)	$(479,338)	$—	$(657,362)

At March 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of these securities amounted to $13,794,313 or 13.79% of net assets.

2	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2016 and changes periodically.
3	Perpetual investment. Date shown reflects the next call date.
4	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2016, the value of these securities amounted to $463,470 or 0.46% of net assets.
5

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

6	All or a portion of these securities have been designated as collateral for open swap agreements.
7	Rate shown is the discount rate at the date of purchase.
8

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation.

SMA Relationship Trust - Series T – Portfolio of investments

March 31, 2016 (unaudited)

9	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
10	Payments made or received are based on the notional amount.
11

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced underlying securities comprising the referenced index.

12

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

13	Illiquid investment as of March 31, 2016.

Portfolio acronyms

ACG-ICC	Agency Insured Custody Certificate
ADR	American Depositary Receipt
AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificate of Participation
CVA	Dutch Certification - Depository Dertificate
ETF	Exchange Traded Fund
FGIC	Financial Guaranty Insurance Co.
GDR	Global Depositary Receipt
GO	General Obligation
LIBOR	London Interbank Offered Rate
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Counterparty abbreviations

BB	Barclays Bank PLC
CITI	Citibank NA
DB	Deutsche Bank AG
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International
MSC	Morgan Stanley & Co.

Currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Great Britian Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
INR	Indian Rupee

JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Valuation of investments—Each Fund calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of a Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value will still be calculated as of the close of regular trading on the NYSE. The time at which a fund calculates its net asset value and until which purchases, sales or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. (“UBS AM” or the “Advisor”), the investment advisor of the Funds. UBS AM is an indirect asset management subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters In Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the UBS AM Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The GVC is comprised of representatives of management.

The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the value of investments. A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In May 2015, FASB issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”). The modification removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the implications of these changes and their impact on the financial statements and disclosures. For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated December 31, 2015.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 27, 2016

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President, Treasurer and Principal Accounting Officer

Date:	May 27, 2016